Net Financial Results - Detailed Information about Financial Results (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Interest income	$ 7,665	$ 3,033	$ 1,598
Exchange differences	80,490	81,869	16,025
Financial accretion	5,250	15,181
Total financial income	93,405	100,083	17,623
Financial loss
Interest loss	(48,136)	(28,717)	(18,385)
Exchange differences	(32,555)	(27,410)	(7,075)
Financial accretion	(10,842)	(7,554)	(3,169)
Total financial costs	(91,533)	(63,681)	(28,629)
Other financial results
Fair value gains on financial assets at fair value through profit or loss	(1,449)	2,596	2,208
Result from derivative financial instruments	(293)	933
Result from net monetary position	5,904	1,594
Total other financial results	4,162	5,123	2,208
Net financial results	$ 6,034	$ 41,525	$ (8,798)